Subsequent Events - Additional Information (Detail) (USD $)		3 Months Ended
	Mar. 31, 2013	Jun. 14, 2013 Subsequent Events [Member]
Subsequent Event [Line Items]
Number of stock options were exercised	25,500	5,564
Price ranging, lower limit		$ 43.53
Price ranging, upper limit		$ 60.38